Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) Unit	Dec. 31, 2020 USD ($)	Nov. 01, 2020 USD ($)
Goodwill [Line Items]
Goodwill	$ 6,134,000	$ 6,134,000
Number of Reporting Units | Unit	1
Impairment charge of goodwill	$ 0	$ 0
App Based Subscription For Relationship And Couple Counseling
Goodwill [Line Items]
Goodwill			$ 6,100,000